Customer deposits and deposits from banks (Details) $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Time Deposits [Line Items]
Non-interest-bearing, Demand	$ 3,012,360	$ 2,238,256
Interest-bearing, Demand	7,577,642	7,152,063
Total demand deposits	10,590,002	9,390,319
Term, Within 3 months	1,583,729	2,434,285
Term, 3 to 6 months	633,935	234,300
Term, 6 to 12 months	343,911	304,517
Term, After 12 months	98,507	78,204
Total term deposits	2,660,082	3,051,306
Total deposits	$ 13,250,084	$ 12,441,625
Weighted average interest rate, demand deposits	(0.0004)	0.0020
Demand or less than $100k
Time Deposits [Line Items]
Non-interest-bearing, Demand	$ 3,012,360	$ 2,238,256
Interest-bearing, Demand	7,577,642	7,152,063
Total demand deposits	10,590,002	9,390,319
Term, less than $100k, Within 3 months	30,551	31,666
Term, less than $100k, 3 to 6 months	8,402	9,355
Term, less than $100k, 6 to 12 months	13,138	13,497
Term, less than $100k, After 12 months	14,875	16,478
Total term deposits, less than $100k	66,966	70,996
Total deposits, less than $100k	10,656,968	9,461,315
Term - $100k or more
Time Deposits [Line Items]
Term, more than $100k, Within 3 months	1,553,178	2,402,619
Term, more than $100k, 3 to 6 months	625,533	224,945
Term, more than $100k, 6 to 12 months	330,773	291,020
Term, more than $100k, After 12 months	83,632	61,726
Total term deposits, more than $100k	2,593,116	2,980,310
Total deposits, more than $100k	$ 2,593,116	$ 2,980,310